Derivative Instruments Accounted for at Fair Value - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives designated as hedges held	$ 0	$ 0
Unrealized gain (loss) on derivatives	$ (7,483)	(7,282)	$ 25,124
Minimum
Derivative Instruments, Gain (Loss) [Line Items]
Derivative interest rate	0.3615%
Maximum
Derivative Instruments, Gain (Loss) [Line Items]
Derivative interest rate	2.137%
Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of derivative asset	$ 7,200	14,700
Unrealized gain (loss) on derivatives	$ (7,500)	$ (7,300)